Share Capital - Disclosure of Weighted Average Number of Common Shares and Common Shares B (Detail) - Aegon N.V [member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common shares [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	2,107,315,000	2,101,231,000
Common share B [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	559,906	570,629,000